VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—57.5%
Auto Manufacturers—6.6%
NIO, Inc. 0.000%, 2/1/26	$ 11,800	$ 10,915
Biotechnology—10.6%
Insmed, Inc. 1.750%, 1/15/25(1)	5,500	5,098
Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24(1)	8,000	7,382
Ligand Pharmaceuticals, Inc. 0.750%, 5/15/23	5,000	4,960
		17,440

Commercial Services—5.6%
Block, Inc. 0.125%, 3/1/25(1)	10,000	9,315
Financial Services—2.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.000%, 8/15/23	4,220	4,106
Healthcare-Products—2.4%
NuVasive, Inc. 1.000%, 6/1/23(1)	4,000	3,970
Internet—6.5%
PDD Holdings, Inc. 0.000%, 12/1/25	7,000	6,625
Wayfair, Inc. 1.125%, 11/1/24	4,500	4,017
		10,642

Mortgage Real Estate Investment Trusts (REITs)—2.8%
Redwood Trust, Inc. 5.625%, 7/15/24	5,000	4,650
Pharmaceuticals—2.2%
Jazz Investments I Ltd. 1.500%, 8/15/24(1)	3,855	3,683
Software—18.3%
Alteryx, Inc. 0.500%, 8/1/24(1)	7,000	6,440
DocuSign, Inc. 0.000%, 1/15/24(1)	4,000	3,834
Everbridge, Inc. 0.125%, 12/15/24	4,000	3,560
i3 Verticals LLC 1.000%, 2/15/25	9,000	8,263
LivePerson, Inc. 0.750%, 3/1/24	3,500	3,273
PROS Holdings, Inc. 1.000%, 5/15/24	4,000	3,764
	Par Value	Value

Software—continued
RingCentral, Inc. 0.000%, 3/1/25(1)	$ 1,160	$ 1,032
		30,166

Total Convertible Bonds and Notes (Identified Cost $99,539)		94,887

Corporate Bonds and Notes—45.3%
Aerospace & Defense—2.4%
Howmet Aerospace, Inc. 5.125%, 10/1/24(1)	4,000	3,983
Auto Manufacturers—2.9%
Ford Motor Credit Co. LLC 4.063%, 11/1/24(1)	5,000	4,858
Commercial Services—1.8%
ADT Security Corp. (The) 4.125%, 6/15/23(1)	2,972	2,957
Containers & Packaging—3.1%
Owens-Brockway Glass Container, Inc.
144A 5.875%, 8/15/23(1)(2)	2,610	2,605
144A 5.375%, 1/15/25(1)(2)	2,610	2,578
		5,183

Diversified REITS—2.8%
Service Properties Trust 4.350%, 10/1/24(1)	4,920	4,696
Entertainment—6.7%
International Game Technology plc 144A 6.500%, 2/15/25(1)(2)	3,000	3,037
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(1)(2)	4,000	3,950
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(1)(2)	4,000	4,000
		10,987

Financial Services—3.5%
Navient Corp. 7.250%, 9/25/23(1)	2,800	2,805
OneMain Finance Corp. 8.250%, 10/1/23(1)	3,000	3,008
		5,813

Healthcare-Services—5.6%
HCA, Inc. 5.375%, 2/1/25(1)	4,500	4,502
Tenet Healthcare Corp. 4.625%, 7/15/24(1)	4,716	4,676
		9,178

Leisure Time—1.7%
NCL Corp., Ltd. 144A 3.625%, 12/15/24(1)(2)	3,000	2,813
See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Lodging—3.3%
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)(2)	$ 5,500	$ 5,424
Media—4.5%
CSC Holdings LLC 5.250%, 6/1/24(1)	4,000	3,900
DISH DBS Corp. 5.875%, 11/15/24(1)	4,285	3,545
		7,445

Oil, Gas & Consumable Fuels—2.2%
Occidental Petroleum Corp. 6.950%, 7/1/24(1)	3,600	3,663
Passenger Airlines—2.9%
Delta Air Lines, Inc. 2.900%, 10/28/24(1)	5,000	4,823
Telecommunications—1.9%
Sprint LLC 7.125%, 6/15/24(1)	3,000	3,049
Total Corporate Bonds and Notes (Identified Cost $78,097)		74,872

Leveraged Loans—33.9%
Advertising—0.5%
Advantage Sales & Marketing, Inc. Tranche B-1 (3 month LIBOR + 4.500%) 9.719%, 10/28/27 (3)	977	831
Automobile Components—0.4%
Adient U.S. LLC Tranche B-1 (1 month Term SOFR + 3.250%) 8.232%, 4/10/28 (3)	632	632
Chemicals—0.6%
Ecovyst Catalyst Technologies LLC (3 month Term SOFR + 2.500%) 7.645%, 6/9/28 (3)	980	976
Commercial Services—3.1%
Allied Universal Holdco LLC (1 month Term SOFR + 3.750%) 8.832%, 5/12/28 (3)	985	949
Avis Budget Car Rental LLC Tranche B (1 month LIBOR + 1.864%) 6.847%, 8/6/27 (3)	995	985
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 8.275%, 6/30/28 (3)	1,245	1,240
Tranche C (1 month LIBOR + 3.250%) 8.275%, 6/30/28 (3)	239	238
Travelport Finance (Luxembourg) S.a.r.l. First Lien (6 month LIBOR-SOFR + 8.500%) 13.365%, 5/29/26 (3)	965	726
	Par Value	Value

Commercial Services—continued
WEX, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.347%, 3/31/28 (3)	$ 980	$ 977
		5,115

Computers—2.7%
Conduent Business Services LLC Tranche B (1 month LIBOR + 4.250%) 9.275%, 10/16/28 (3)	987	942
KBR, Inc. Tranche B (1 month LIBOR + 2.750%) 7.775%, 2/5/27 (3)	996	994
McAfee Corp. Tranche B-1 (1 month Term SOFR + 3.850%) 8.653%, 3/1/29 (3)	1,191	1,122
NCR Corp. (3 month LIBOR + 2.500%) 7.780%, 8/28/26 (3)	1,440	1,418
		4,476

Containers & Packaging—0.9%
Pactiv Evergreen Group Holdings, Inc. Tranche B-3 (1 month LIBOR-SOFR + 3.250%) 8.347%, 9/25/28 (3)	1,480	1,464
Electric Utilities—0.6%
PG&E Corp. 0.000%, 6/23/25 (3)	1,000	997
Electronics—0.6%
II-VI, Inc. Tranche B (1 month Term SOFR + 2.864%) 7.847%, 7/2/29 (3)	956	950
Entertainment—2.6%
AMC Entertainment Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 7.946%, 4/22/26 (3)	960	733
Penn National Gaming, Inc. Tranche B (3 month LIBOR + 3.500%) 0.000%, 5/3/29 (3)(4)	997	993
SeaWorld Parks & Entertainment, Inc. Tranche B (1 month LIBOR + 3.000%) 8.063%, 8/25/28 (3)	995	990
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 7.409%, 7/21/26 (3)	1,606	1,603
		4,319

Environmental Services—0.9%
GFL Environmental, Inc. 2023 (3 month Term SOFR + 3.100%) 8.145%, 5/31/27 (3)	1,484	1,484
Food & Beverage—0.5%
U.S. Foods, Inc. 2021, Tranche B (3 month LIBOR + 2.750%) 0.000%, 11/22/28 (3)(4)	915	915
Food Service—0.9%
Aramark Services, Inc. Tranche B-5 (1 month LIBOR + 2.500%) 7.525%, 4/6/28 (3)	1,500	1,497

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Healthcare-Services—0.6%
Select Medical Corp. 0.000%, 3/6/24 (3)	$ 1,000	$ 997
Internet—1.2%
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 3.250%) 8.232%, 11/9/29 (3)	997	997
Match Group, Inc. Tranche B-1 (3 month LIBOR + 1.750%) 6.713%, 2/13/27 (3)	1,000	993
		1,990

Leisure Time—1.2%
Carnival Corp. 2021, Tranche B (1 month LIBOR + 3.250%) 8.275%, 10/18/28 (3)	990	970
Topgolf Callaway Brands Corp. (3 month LIBOR + 2.750%) 0.000%, 3/15/30 (3)(4)	1,000	999
		1,969

Lodging—0.7%
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 8.025%, 8/2/28 (3)	1,231	1,224
Machinery-Diversified—0.9%
Gardner Denver, Inc. Tranche B-1 (1 month Term SOFR + 1.850%) 6.832%, 3/1/27 (3)	1,577	1,569
Media—3.1%
Charter Communications Operating LLC Tranche B-2 (1-3 month Term SOFR + 1.750%) 6.732% - 6.795%, 2/1/27 (3)	982	965
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 10.025%, 8/2/27 (3)	865	829
Nexstar Media, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 7.525%, 9/18/26 (3)	775	772
Sinclair Television Group, Inc. Tranche B-3 (1 month LIBOR + 3.000%) 8.030%, 4/1/28 (3)	1,228	1,041
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 7.448%, 1/31/28 (3)	1,500	1,474
		5,081

Metal Fabricate/Hardware—0.4%
Advanced Drainage Systems, Inc. (1 month Term SOFR + 2.350%) 7.153%, 7/31/26 (3)	608	609
Miscellaneous Manufacturing—0.6%
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.500%) 7.582%, 3/31/27 (3)	990	985
	Par Value	Value

Oil, Gas & Consumable Fuels—0.1%
Lealand Finance Co. B.V. (1 month LIBOR + 4.000%) 9.025%, 6/30/25 (3)	$ 175	$ 115
Passenger Airlines—0.9%
American Airlines, Inc. (3 month LIBOR + 4.750%) 10.000%, 4/20/28 (3)	1,000	1,006
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.798%, 10/20/27 (3)	450	466
		1,472

Personal Care Product—0.6%
Coty, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.197%, 4/7/25 (3)	953	949
Pharmaceuticals—1.7%
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 6.760%, 3/15/28 (3)	1,477	1,475
Organon & Co. (3 month LIBOR + 3.000%) 8.000%, 6/2/28 (3)	1,319	1,316
		2,791

Retail—2.7%
Academy Ltd. (1 month LIBOR + 3.750%) 8.598%, 11/5/27 (3)	652	651
Burlington Coat Factory Warehouse Corp. Tranche B-6 (1 month LIBOR + 2.000%) 7.030%, 6/24/28 (3)	1,341	1,320
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 8.410%, 3/3/28 (3)	1,135	1,118
Restoration Hardware, Inc. (1 month LIBOR + 2.500%) 7.525%, 10/20/28 (3)	1,477	1,365
		4,454

Semiconductors—0.1%
Cohu, Inc. Tranche B (1 month LIBOR + 3.000%) 8.025%, 10/1/25 (3)	202	201
Software—2.3%
BMC Software 2021 (1 month LIBOR + 3.750%) 8.775%, 10/2/25 (3)	862	851
Camelot U.S. Acquisition I Co. (1 month LIBOR + 3.000%) 8.025%, 10/30/26 (3)	997	995
Ceridian HCM Holding, Inc. (1 month LIBOR + 2.500%) 7.525%, 4/30/25 (3)	990	987
Open Text Corp. (3 month LIBOR + 3.500%) 0.000%, 1/31/30 (3)(4)	1,000	999
		3,832

Telecommunications—2.5%
Ciena Corp. 2020 (1-3 month PRIME-SOFR + 1.750%) 6.688% - 8.750%, 9/26/25 (3)	982	979

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Telecommunications—continued
Commscope, Inc. Tranche B (1 month LIBOR + 3.250%) 8.275%, 4/6/26 (3)	$ 1,451	$ 1,342
Frontier Communications Corp. Tranche B (1 month LIBOR + 3.750%) 8.813%, 5/1/28 (3)	983	936
Level 3 Financing, Inc. 2027, Tranche B (3 month LIBOR + 1.750%) 0.000%, 3/1/27 (3)(4)	1,000	852
		4,109

Total Leveraged Loans (Identified Cost $57,476)		56,003

	Shares
Common Stocks—0.4%
Banks—0.4%
CCF Holdings LLC (5)(6)	1,369,231	534
CCF Holdings LLC Class M(5)(6)	293,320	115
		649

Construction & Engineering—0.0%
McDermott International Ltd.(6)	71,796	27
Total Common Stocks (Identified Cost $3,272)		676

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 4/1/24(5)(6)	485,227	82
Total Warrant (Identified Cost $—)		82

Total Long-Term Investments—137.1% (Identified Cost $238,384)		226,520

Short-Term Investment—7.7%
Money Market Mutual Fund—7.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.745%)(7)	12,755,054	12,755
Total Short-Term Investment (Identified Cost $12,755)		12,755

	Shares	Value

Securities Lending Collateral—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.757%)(7)(8)	2,089,430	$ 2,089
Total Securities Lending Collateral (Identified Cost $2,089)		2,089

TOTAL INVESTMENTS—146.1% (Identified Cost $253,228)		$241,364
Other assets and liabilities, net—(46.1)%		(76,210)
NET ASSETS—100.0%		$165,154

Abbreviations:
EV	Enterprise Value
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $98,802.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities amounted to a value of $24,407 or 14.8% of net assets.
(3)	Variable rate security. Rate disclosed is as of April 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	This loan will settle after April 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
Cayman Islands	7
Bermuda	3
United Kingdom	1
Canada	1
Luxembourg	1
Netherlands	1
Total	100%
† % of total investments as of April 30, 2023.

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$74,872	$—	$74,872	$—
Leveraged Loans	56,003	—	56,003	—
Convertible Bonds and Notes	94,887	—	94,887	—
Equity Securities:
Common Stocks	676	—	27	649
Warrant	82	—	—	82
Money Market Mutual Fund	12,755	12,755	—	—
Securities Lending Collateral	2,089	2,089	—	—
Total Investments	$241,364	$14,844	$225,789	$731
There were no transfers into or out of Level 3 related to securities held at April 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Warrants
Investments in Securities
Balance as of January 31, 2023:	$ 1,198	$ 1,014	$ 184
Net change in unrealized appreciation (depreciation)(a)	(467)	(365)	(102)
Balance as of April 30, 2023	$ 731	$ 649	$ 82
(a) The net change in unrealized appreciation (depreciation) on investments still held at April 30, 2023, was $(467).
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2023:
Investments in Securities – Assets	Ending Balance at April 30, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Common Stocks:
CCF Holdings LLC	$534	Market and Company Comparables	EV Multiples	1.12x (0.70x - 1.44x)
				6.14x (5.08x - 7.72x)
				0.44x (0.22x - 0.64x)
			Illiquidity Discount	25%

CCF Holdings LLC Class M	$115	Market and Company Comparables	EV Multiples	1.12x (0.70x - 1.44x)
				6.14x (5.08x - 7.72x)
				0.44x (0.22x - 0.64x)
			Illiquidity Discount	25%

Warrant:
CCF Holdings LLC	$82	Market and Company Comparables	EV Multiples	1.12x (0.70x - 1.44x)
				6.14x (5.08x - 7.72x)
				0.44x (0.22x - 0.64x)
			Illiquidity Discount	25%
		Black-Scholes Model	Volatility	50.27%

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.